Segment Information and Major Customers (Tables)	12 Months Ended
Dec. 31, 2023
Segment Information and Major Customers [Abstract]
Schedule of Revenues by Geographic Region	Revenues by geographic region are as follows:
	Year ended December 31,
	2023	2022	2021

Israel	2,519	1,193	450
Europe	201	-	-
Total	2,720	1,193	450